Employee Benefits - Summary of Payment of Pension Benefit (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Japanese plans [Member]
Disclosure of pension benefit payments [Line Items]
2023	¥ 84,168
2024	86,656
2025	83,842
2026	85,239
2027	88,955
From 2028 to 2032	421,154
Total	850,015
Foreign plans [Member]
Disclosure of pension benefit payments [Line Items]
2023	43,910
2024	43,958
2025	45,661
2026	48,557
2027	52,725
From 2028 to 2032	301,917
Total	¥ 536,727